Document and Entity Information - shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity Registrant Name	AnPac Bio-Medical Science Co., Ltd.
Document Period End Date	Dec. 31, 2021
Entity File Number	001-39137
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	801 Bixing Street
Entity Address, Address Line Two	Bihu County
Entity Address, Address Line Three	Zhejiang Province
Entity Address, City or Town	Lishui
Entity Address, Postal Zip Code	323006
Entity Address, Country	CN
Entity Well Known Seasoned Issuer	No
Entity Interactive Data Current	Yes
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Document Accounting Standard	U.S. GAAP
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Central Index Key	0001786511
Amendment Flag	false
Auditor Name	Friedman LLP	Ernst & Young Hua Ming LLP
Auditor Firm ID	711	1408
Auditor Location	New York, New York	Shanghai, the People’s Republic of China
ADR [Member]
Title of 12(b) Security	American depositary shares (each representingone Class A ordinary share, par value US$0.01 per share)
Trading Symbol	ANPC
Security Exchange Name	NASDAQ
Class A ordinary shares
Title of 12(b) Security	Class A ordinary share, par value US$0.01 per share
Entity Common Stock, Shares Outstanding	16,604,402
Class B ordinary shares
Entity Common Stock, Shares Outstanding	2,773,100
Ordinary Shares
Entity Common Stock, Shares Outstanding	0
Common Stock Capital Shares Reserved For Future Issuance Convertible Bonds and Debentures	3,397,447
Business Contact [Member]
Entity Address, Address Line One	801 Bixing Street
Entity Address, Address Line Two	Bihu County
Entity Address, Address Line Three	Zhejiang Province
Entity Address, City or Town	Lishui
Entity Address, Postal Zip Code	323006
Entity Address, Country	CN
Contact Personnel Email Address	chris_yu@anpac.cn
Contact Personnel Name	Chris Chang Yu
City Area Code	+86
Local Phone Number	21-51085515